Document and Entity Information	Jan. 25, 2024
Cover [Abstract]
Entity Registrant Name	AILERON THERAPEUTICS INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001420565
Document Type	8-K
Document Period End Date	Jan. 25, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-38130
Entity Tax Identification Number	13-4196017
Entity Address, Address Line One	738 Main Street #398
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(617)
Local Phone Number	995-0900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ALRN
Entity Emerging Growth Company	false